Summary of Variable Annuity Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guaranteed accumulation benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 52.9	$ 75.8
Net amount at risk	$ 4.6	$ 6.2
Weighted average waiting period until guarantee date	5 years	5 years
Guaranteed withdrawal benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 9.9	$ 10.9
Net amount at risk	0.1	0.1
GMIB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	121.8	116.5
Net amount at risk	$ 10.6	$ 15.8
Weighted average waiting period until guarantee date	0 years	0 years
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 543.4	$ 543.1
Net amount at risk	$ 44.1	$ 57.5
Average attained age of contractholders	62 years	61 years
GMDB | Variable Life, Variable Universal Life and Universal Life Contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 396.7	$ 348.0
General account value	3,687.9	3,684.1
Net amount at risk	$ 71,791.0	$ 77,609.0
Average attained age of contractholders	50 years	49 years